Note 7 Collateral pledges received (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collateral received [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	€ 49,726	€ 40,877	€ 73,836
Fair value of collateral received or own debt securities issued available for encumbrance	17,783	14,917	14,825
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,634	1,151	996
Equity investments [member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	190	215	1,019
Fair value of collateral received or own debt securities issued available for encumbrance	675	162	51
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Debt securities [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	49,536	40,663	72,817
Fair value of collateral received or own debt securities issued available for encumbrance	17,107	14,754	14,774
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,634	1,151	996
Loans and advances and other assets [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	0	0	0
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Own debt securities issued other than own covered bonds [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	63	66	74
Fair value of collateral received or own debt securities issued nor available for encumbrance	€ 0	€ 0	€ 0